PREPAID EXPENSES AND OTHER ASSETS (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Insurance	$ 23,228	$ 44,101	$ 37,910
Subscriptions	6,709	24,050	14,859
Vendor Prepayments	53,465	103,044	63,804
Deferred Charges	163,603	98,953	0
Total Prepaid Expenses and Other Assets	$ 247,005	$ 270,148	$ 116,573